Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

December 31, 2018

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivative financial assets	$—	$—	$60,004	$60,004

Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	$—	$187,244	$—	$187,244

March 31, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivative financial assets	$—	$—	$60,004	$60,004

Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	$—	$187,244	$—	$187,244

December 31, 2018

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivative financial assets	$—	$—	$60,004	$60,004

Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies.	$—	$187,244	$—	$187,244

Summary of Categories of Financial Instruments

	December 31 2018	March 31 2019
Financial assets

Financial assets at FVTPL
Mandatorily classified as FVTPL	$60,004	$60,004
Financial assets at amortized cost(1)	29,080,981	22,794,513
Financial assets at FVTOCI
Equity instruments	187,244	187,244
Financial liabilities

Financial liabilities at amortized cost(2)	21,304,150	19,089,040

1)	The balances included financial assets at amortized cost, which comprise of cash and cash equivalents, accounts receivable and refundable deposits.
2)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables and long-term borrowings.

	December 31
	2016	2017	2018
Financial assets
Financial assets at FVTPL
Mandatorily classified as at FVTPL	$—	$—	$60,004
Loans and receivables (1)	53,155,861	50,734,158	—
Financial assets at amortized cost (2)	—	—	29,080,981
Financial assets at FVTOCI

Equity instruments	—	—	187,244
Financial liabilities

Financial liabilities at amortized cost (3)	12,139,230	15,463,286	21,304,150

1)	The balances include loans and receivables measured at amortized cost, which comprise cash and cash equivalents and refundable deposits.
2)	The balances included financial assets at amortized cost, which comprise cash and cash equivalents and refundable deposits.
3)	The balances include financial liabilities at amortized cost, which comprise trade payables, partial other payables and long-term borrowings.

Summary of Group's Significant Financial Assets and Liabilities Denominated in Foreign Currencies

The Group’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2018
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	$2,297,231	0.7335	$1,685,019
Financial liabilities

Monetary items
SGD	13,515,737	0.7335	9,914,437

	March 31, 2019
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	$1,659,951	0.7378	$1,224,642
Financial liabilities

Monetary items
SGD	13,662,288	0.7378	10,079,462

The Group’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2016
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$1,627,096	0.6916	$1,125,364
Financial liabilities
Monetary items
SGD	12,051,989	0.6916	8,335,631

	December 31, 2017
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$1,778,293	0.7482	$1,330,600
Financial liabilities
Monetary items
SGD	12,936,189	0.7482	9,679,451

	December 31, 2018
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$2,297,231	0.7335	$1,685,019
Financial liabilities
Monetary items
SGD	13,515,737	0.7335	9,914,437

Sensitivity Analysis of Foreign Currency Risk

	For the three months ended March 31
	2018	2019
Profit or loss
SGD*	$(462,563)	$(442,741)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.

	For the Year Ended December 31
	2016	2017	2018
Profit or loss
SGD*	$(360,513)	$(417,443)	$(411,471)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.